Average Annual Total Returns - Western Asset Total Return ETF	May 01, 2021
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
Since Inception	8.22%
Western Asset Total Return ETF
Average Annual Return:
1 Year	10.12%
Since Inception	10.90%
Inception Date	Oct. 03, 2018
Western Asset Total Return ETF | After Taxes on Distributions
Average Annual Return:
1 Year	8.20%
Since Inception	8.89%
Western Asset Total Return ETF | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.20%
Since Inception	7.63%